Label	Element	Value
Accumulated Deficit [Member]
Net loss for the nine months ended March 31, 2018	us-gaap_NetIncomeLoss	$ (232,380)
Net loss for the nine months ended March 31, 2018	us-gaap_NetIncomeLoss	(108,355)
Common Stock [Member]
Net loss for the nine months ended March 31, 2018	us-gaap_NetIncomeLoss	0
Net loss for the nine months ended March 31, 2018	us-gaap_NetIncomeLoss	0
Preferred Stock [Member]
Net loss for the nine months ended March 31, 2018	us-gaap_NetIncomeLoss	0
Net loss for the nine months ended March 31, 2018	us-gaap_NetIncomeLoss	0
Additional Paid-in Capital [Member]
Net loss for the nine months ended March 31, 2018	us-gaap_NetIncomeLoss	0
Net loss for the nine months ended March 31, 2018	us-gaap_NetIncomeLoss	$ 0